CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 18, 2026	Jun. 30, 2026	Jun. 30, 2025
CONVERTIBLE NOTES
Repayments of convertible notes		$ (128,325)	$ (119,263)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		4,041
Changes in fair values of convertible notes due to the instrument-specific credit risk		(5,600)
Conversion to ordinary shares		2,236
Foreign currency translation adjustment		4,115
Convertible notes
CONVERTIBLE NOTES
Beginning balance		276,604
Issuance of convertible notes		128,325
Interest paid		(5,031)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		5,831
Changes in fair values of convertible notes due to the instrument-specific credit risk		(8,064)
Repayment		(128,325)
Conversion to ordinary shares		(2,236)
Foreign currency translation adjustment		1,943
Ending balance		269,047
- Current portion		207,075
- Non-current portion		61,972
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance		62,439
Interest paid		(4,670)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		3,144
Changes in fair values of convertible notes due to the instrument-specific credit risk		(8,415)
Foreign currency translation adjustment		1,943
Ending balance		54,441
- Non-current portion		54,441
2025 Convertible Notes
CONVERTIBLE NOTES
Beginning balance		203,378
Repayments of convertible notes	$ (119,263)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		3,125
Repayment		(128,325)
Ending balance		78,178
- Current portion		78,178
ATW Convertible Notes
CONVERTIBLE NOTES
Beginning balance		10,787
Interest paid		(361)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		(1,010)
Changes in fair values of convertible notes due to the instrument-specific credit risk		351
Conversion to ordinary shares		(2,236)
Ending balance		7,531
- Non-current portion		7,531
2026 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes		128,325
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk		572
Ending balance		128,897
- Current portion		$ 128,897